Share capital and reserves- Allotted, called up and fully paid shares (Details) - GBP (£)	Jun. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares allotted, called up and fully paid shares	209,285,392	209,135,382
Share capital	£ 15,814	£ 15,804
Number of other shares authorized for allotment	101,350,565
Ordinary Share
Disclosure of classes of share capital [line items]
Par value per share	£ 0.0001
Number of shares allotted, called up and fully paid shares	209,285,392	209,135,382
Share capital	£ 15,814	£ 15,804